CASH FLOW – OTHER ITEMS CASH FLOW - OTHER ITEMS (Tables)	6 Months Ended
Jun. 30, 2020
Cash Flow Statement [Abstract]
Cash flow - other items

Operating Cash Flows – Other Items	For the three months ended June 30		For the six months ended June 30
	2020	2019	2020	2019
Adjustments for non-cash income statement items:
Gain on non-hedge derivatives	($12)	$—	($5)	($1)
Share-based compensation expense	33	26	50	38
Income from investment in equity investees	(61)	(50)	(115)	(78)
Change in estimate of rehabilitation costs at closed mines	7	16	97	41
Net inventory impairment charges	1	12	18	16
Change in other assets and liabilities	21	50	17	28
Settlement of rehabilitation obligations	(24)	(16)	(44)	(30)
Other operating activities	($35)	$38	$18	$14
Cash flow arising from changes in:
Accounts receivable	($40)	($44)	($48)	($33)
Inventory	59	22	(25)	12
Other current assets	(33)	(9)	(139)	(94)
Accounts payable	6	(37)	(73)	(160)
Other current liabilities	(1)	(14)	(56)	(55)
Change in working capital	($9)	($82)	($341)	($330)
Investing Cash Flows – Other Items	For the three months ended June 30		For the six months ended June 30
	2020	2019	2020	2019
Dividends received from equity method investments	$29	$17	$54	$32
Shareholder loan repayments from equity method investments	1	—	1	30
Other net investing activities	$30	$17	$55	$62